Note 9 - Federal Net Operating Loss Carryforwards (Details)	Dec. 31, 2014 USD ($)
Expires in Two Thousand Twenty Five [Member]
Operating loss carry forwards	$ 1,376,740
Expires in Two Thousand Twenty Six [Member]
Operating loss carry forwards	7,291,084
Expires in Two Thousand Twenty Seven [Member]
Operating loss carry forwards	12,280,771
Expires in Two Thousand Twenty Eight [Member]
Operating loss carry forwards	6,922,963
Expires in Two Thousand Twenty Nine [Member]
Operating loss carry forwards	4,816,700
Expires in Two Thousand Thirty [Member]
Operating loss carry forwards	7,667,557
Expires in Two Thousand Thirty One [Member]
Operating loss carry forwards	8,816,976
Expires in Two Thousand Thirty Two [Member]
Operating loss carry forwards	4,768,716
Expires in Two Thousand Thirty Three [Member]
Operating loss carry forwards	5,413,661
Expires in Two Thousand Thirty Four [Member]
Operating loss carry forwards	6,682,860
Operating loss carry forwards	$ 66,038,028